Income Taxes - (Loss) Income from Continuing Operations Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Income Tax Disclosure [Abstract]
Domestic	$ (73,009)	$ (60,745)	$ (98,480)
Foreign	(2,763)	35,412	52,441
Loss from continuing operations before income taxes	$ (75,772)	$ (25,333)	$ (46,039)